Annual Total Returns- JPMorgan Core Plus Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Core Plus Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.71%	7.09%	0.18%	6.14%	(0.01%)	4.17%	4.26%	0.01%	8.73%	7.92%